JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
200 Berkeley Street
Boston, Massachusetts 02116-2805
September 3, 2025
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE:
John Hancock Exchange-Traded Fund Trust (the “Trust”), on behalf of:
John Hancock Core Bond ETF,
John Hancock Core Plus ETF,
John Hancock Corporate Bond ETF,
John Hancock Disciplined Value International Select ETF,
John Hancock Dynamic Municipal Bond ETF,
John Hancock Fundamental All Cap Core ETF,
John Hancock High Yield ETF,
John Hancock International High Dividend ETF,
John Hancock Mortgage-Backed Securities ETF,
John Hancock Multifactor Developed International ETF,
John Hancock Multifactor Emerging Markets ETF,
John Hancock Multifactor Large Cap ETF,
John Hancock Multifactor Mid Cap ETF,
John Hancock Multifactor Small Cap ETF,
John Hancock Preferred Income ETF, and
John Hancock U.S. High Dividend ETF; (collectively, the “Funds”)
File Nos. 333-183173; 811-22733
CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and the forms of Statements of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statements of Additional Information, each dated September 1, 2025, contained in Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 78 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on August 26, 2025 via EDGAR, accession number 0001193125-25-188188.
If you have any questions or comments, please call me at 617-663-3679.
Sincerely,
/s/ Mara C.S. Moldwin
Mara C.S. Moldwin Assistant Secretary